INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2022
INVESTMENTS
Schedule of accounted for by the equity method

Accounted for by the equity method

	3/31/2022	12/31/2021
Jointly controlled companies
Norte Energia S.A. - Nessa	6,301,443	6,384,303
Energia Sustentável do Brasil S.A. - ESBR	3,279,457	3,295,627
Belo Monte Transmissora de Energia S.A. - BMTE	1,921,664	1,895,036
Interligação Elétrica do Madeira S.A. - IE Madeira	1,489,395	1,409,983
Teles Pires Participações S.A. - TPP	777,138	789,994
Mata de Santa Genebra Transmissão S.A.	596,472	634,284
Chapecoense Geração S.A.	484,973	454,259
Empresa de Energia São Manoel S.A.	423,370	428,168
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	429,255	413,106
Companhia Energética Sinop S.A. - SINOP	345,450	349,256
Energética Águas da Pedra S.A. - EAPSA	309,562	291,327
Enerpeixe S.A.	264,895	266,309
Sistema de Transmissão Nordeste S.A. - STN	273,313	258,272
Paranaíba Transmissora de Energia S.A.	193,038	188,675
Triangulo Mineiro Transmissora de Energia S.A.	187,293	182,828
Goiás Transmissão S.A.	177,083	177,274
Retiro Baixo Energética S.A.	171,117	168,726
MGE Transmissão S.A.	170,225	168,273
Rouar S.A.	119,076	134,264
Transenergia Renovável S.A.	97,606	97,461
Vale do São Bartolomeu Transmissora de Energia S.A.	81,965	79,406
Luziania-Niquelandia Transmissora S.A.	38,320	38,320
Others	580,961	643,185
	18,713,071	18,748,336

Associate companies
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	4,613,314	4,451,016
Equatorial Maranhão Distribuidora de Energia S.A.	1,056,663	1,079,600
Companhia Estadual De Transmissao De Energia Eletrica - CEEE-T (a)	—	644,208
Lajeado Energia S.A.	123,269	99,516
CEB Lajeado S.A.	84,774	74,160
Paulista Lajeado Energia S.A.	38,435	37,925
Others	627,919	634,411
	6,544,374	7,020,836
Total Investment	25,257,445	25,769,172

(a)	CEEE-T is classified as held for sale - see Note 37.

Schedule of investments recognized at fair value

Measured at fair value

	Participations	Property value (a)	Fair Value
	3/31/2022	3/31/2022	3/31/2022	12/31/2021
AES Tietê Energia S.A	7.56%	35,872	363,193	333,932
Companhia Energética do Ceará - COELCE	7.06%	63,019	237,325	254,664
Energisa Holding	2.31%	389,337	410,063	354,279
Auren Energia S.A. (b)	0.35%	19,668	168,160	—
Companhia Energética de São Paulo - CESP (b)	0.00%	—	—	224,090
Centrais Elétricas de Santa Catarina S.A - CELESC	10.75%	266,636	257,141	281,924
Companhia Paranaense de Energia - COPEL	0.56%	60,413	104,093	92,459
Equatorial Energia Pará	0.99%	16,075	144,798	117,671
Neoenergia Pernambuco	1.56%	10,365	36,893	31,941
Energisa Mato Grosso - Distribuidora de Energia S.A.	0.18%	3,064	33,800	32,400
Rio Paranapanema Energia	0.47%	3,924	12,169	14,615
Companhia Energética de Brasília - CEB	2.10%	11,861	27,787	23,650
Others	Between 0.06% and 0.31%	38,479	127,494	116,984
		918,713	1,922,916	1,878,609

(a)	Equity value according to the participation of Eletrobras and its subsidiaries in the share capital of the companies, and
(b)	Companhia Energética de São Paulo (CESP) was merged with Auren Energia S.A. in January 2022.

Schedule of the balance of provisions for investments

The balance of the provisions for losses on investments is shown below:

	3/31/2022	12/31/2021
Energia Sustentável do Brasil S.A. - ESBR	309,617	309,617
Interligação Elétrica do Madeira S.A. - IE Madeira	310,411	310,411
Companhia Energética Sinop S.A. - SINOP	354,900	354,900
Empresa de Energia São Manoel S.A.	177,516	177,516
Mata de Santa Genebra Transmissão S.A.	73,868	73,868
Transnorte Energia S.A.	132,949	133,058
Others	7,020	7,294
	1,366,281	1,366,664

Schedule of movement in the most relevant investments

Below is the movement of the most relevant investments of the Company:

		Transfer to asset	Other			Dividends and
	Balance as of	held for sale (a) /	Comprehensive	Capitalization of	Investee	interest on		Balance as of
Associated companies and jointly-controlled ventures	12/31/2021	Write-off (b)	Results	AFAC	adjustments	equity	Equity	3/31/2022
Norte Energia S.A. - NESA	6,384,303	—	—	—	—	—	(82,860)	6,301,443
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	4,451,016	—	(16,410)	—	—	—	178,708	4,613,314
Energia Sustentável do Brasil S.A. - ESBR	3,295,627	—	—	—	—	—	(16,170)	3,279,457
Belo Monte Transmissora de Energia S.A. - BMTE	1,895,036	—	—	—	134	(12,250)	38,744	1,921,664
Interligação Elétrica do Madeira S.A. - IE Madeira	1,409,983	—	—	—	—	—	79,412	1,489,395
Equatorial Maranhão Distribuidora de Energia S.A.	1,079,600	—	(2,358)	—	—	(63,650)	43,071	1,056,663
Teles Pires Participações S.A. - TPP	789,994	—	—	—	—	—	(12,856)	777,138
Companhia Estadual De Transmissao De Energia Eletrica - CEEE-T	644,208	(648,271)	—	—	—	4,063	—	—
Mata de Santa Genebra Transmissão S.A.	634,284	—	—	—	—	(61,290)	23,478	596,472
Chapecoense Geração S.A.	454,259	—	—	—	—	—	30,714	484,973
Empresa de Energia São Manoel S.A.	428,168	—	—	—	—	—	(4,798)	423,370
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	413,106	—	—	—	—	—	16,149	429,255
Companhia Energética Sinop S.A. - SINOP	349,256	—	—	—	—	—	(3,806)	345,450
Energética Águas da Pedra S.A. - EAPSA	291,327	—	—	—	—	—	18,235	309,562
Enerpeixe S.A.	266,309	—	—	—	—	—	(1,414)	264,895
Sistema de Transmissão Nordeste S.A. - STN	258,272	—	—	—	—	—	15,041	273,313
Paranaíba Transmissora de Energia S.A.	188,675	—	—	—	—	—	4,363	193,038
Triangulo Mineiro Transmissora de Energia S.A.	182,828	—	—	—	1,169	—	3,296	187,293
Goiás Transmissão S.A.	177,274	—	—	—	—	—	(191)	177,083
Retiro Baixo Energética S.A.	168,726	—	—	—	—	—	2,391	171,117
MGE Transmissão S.A.	168,273	—	—	—	—	—	1,952	170,225
Rouar S.A.	134,264	—	(21,356)	—	—	—	6,168	119,076
Lajeado Energia S.A.	99,516	—	—	—	—	—	23,753	123,269
Transenergia Renovável S.A.	97,461	—	—	—	—	—	145	97,606
Vale do São Bartolomeu Transmissora de Energia S.A.	79,406	—	—	—	—	—	2,559	81,965
CEB Lajeado S.A.	74,160	—	—	—	—	—	10,614	84,774
Luziania-Niquelandia Transmissora S.A.	38,320	—	—	—	—	—	—	38,320
Paulista Lajeado Energia S.A.	37,925	—	—	—	—	—	510	38,435
Construtora Integração Ltda.	21,527	(21,880)	—	—	—	—	353	—
Others	1,256,069	—	(71,207)	396	—	(941)	24,563	1,208,880
Total investments	25,769,172	(670,151)	(111,331)	396	1,303	(134,068)	402,124	25,257,445

(a)	The balance of R$ 648,271 refers to the asset held for sale - for more information see Note 37.
(b)	The balance of R$ 21.880 refers to the write-off occurred in the period in the investment of Construtora Integração Ltda due to it’s liquidation.

			Other
	Balance as of	Capital	Comprehensive	Capitalization of	Capital increase /	Investee	Dividends and		Balance as of
Associated companies and jointly-controlled ventures	12/31/2020	payment	Results	AFAC	decrease	adjustments	interest on equity	Equity	3/31/2021
Norte Energia S.A. - NESA	6,600,626	—	—	—	—	—	—	(64,094)	6,536,532
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	4,314,282	5,381	10,086	—	(905)	—	(377,815)	146,378	4,097,407
Energia Sustentável do Brasil S.A. - ESBR	3,250,575	—	—	—	—	—	—	(11,740)	3,238,835
Belo Monte Transmissora de Energia SPE S.A. - BMTE	1,702,719	—	—	—	—	242	—	41,832	1,744,793
Interligação Elétrica do Madeira S.A. - IE Madeira	1,375,039	—	—	—	—	—	—	70,214	1,445,253
Madeira Energia S.A. - MESA	906,289	—	—	—	—	—	—	(219,537)	686,752
Norte Brasil Transmissora de Energia S.A. - NBTE	795,287	—	—	—	—	—	—	10,355	805,642
Teles Pires Participações S.A. - TPP	746,820	—	—	—	—	—	—	3,623	750,443
Companhia Energética Sinop S.A. - SINOP	555,783	—	—	—	—	—	—	(5,011)	550,772
Empresa de Energia São Manoel S.A.	434,379	—	—	—	—	—	—	(4,976)	429,403
Mata de Santa Genebra Transmissão S.A.	534,167	—	—	—	—	—	—	19,778	553,945
Chapecoense Geração S.A.	373,740	—	—	—	—	—	—	22,998	396,738
Interligação Elétrica Garanhuns S.A. - IE Garanhus	324,874	—	—	—	—	—	—	15,891	340,765
Enerpeixe S.A.	265,711	—	—	—	—	—	—	(7,319)	258,392
Energética Águas da Pedra S.A. - EAPSA	244,444	—	—	—	—	—	—	16,376	260,820
Transmissora Sul Litorânea de Energia S.A. - TSLE	171,632	—	—	—	—	—	(13,041)	9,012	167,603
Sistema de Transmissão Nordeste S.A. - STN	217,861	—	—	—	—	—	—	16,928	234,789
Goiás Transmissão S.A.	212,431	—	—	—	—	—	—	1,617	214,048
Paranaíba Transmissora de Energia S.A.	173,434	—	—	—	—	—	—	3,371	176,805
Rouar S.A.	128,315	—	13,662	—	—	—	—	124	142,101
Transnorte Energia S.A.	25,498	—	—	—	—	—	—	1,409	26,907
MGE Transmissão S.A.	137,148	—	—	—	—	—	—	2,615	139,763
Transenergia Renovável S.A.	116,395	—	—	—	—	—	414	1,081	117,890
Retiro Baixo Energética S.A.	157,183	—	—	1,225	—	—	—	2,058	160,466
Triangulo Mineiro Transmissora de Energia S.A.	126,654	—	—	—	—	—	—	1,937	128,591
Vale do São Bartolomeu Transmissora de Energia S.A.	64,019	—	—	—	—	—	—	5,461	69,480
Lajeado Energia S.A.	90,340	—	95	—	—	—	—	23,618	114,053
CEB Lajeado S.A.	67,956	—	(4)	—	—	—	—	6,761	74,713
Paulista Lajeado Energia S.A.	38,056	—	—	—	—	—	(2,022)	2,352	38,386
Others	2,844,586	2,244	61,467	—	—	(780)	42,973	125,308	3,075,798
Total investments	26,996,243	7,625	85,306	1,225	(905)	(538)	(349,491)	238,420	26,977,885

Schedule of market value of investees accounted for using the equity method that are quoted on the stock exchange

		Fair value (a)
Publicly traded companies	Participation	3/31/2022	12/31/2021
Valued using the equity method
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.80%	6,306,422	5,775,156
Equatorial Maranhão Distribuidora de Energia S.A.	33.55%	2,138,503	2,238,434
Companhia Estadual de Transmissão de Energia Eletrica - CEEE-T (b)	32.65%	1,261,782	1,180,812
Empresa Metropolitana de Águas e Energia S.A. - EMAE	40.44%	580,113	1,095,497
Companhia Estadual de Distribuição de Energia Elétrica - CEEE-D	4.62%	135,905	152,108

(a)	Based on the stock price on the base date.
(b)	Company classified as held for sale - see Note 37.